DEFERRED LIABILITY (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 22, 2026	Nov. 11, 2022	Feb. 26, 2021	Sep. 02, 2020	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock shares issued in round up of reverse stock split, shares	58,309					2,480,814,993	457,990,649
Decrease in deferred liability		$ 260,000
paid claim					$ 12,779
Contract with customer liability					529,931	$ 532,425	$ 502,610
Promissory Note [Member]
Decrease in deferred liability		$ 260,000
Vehicle Service Contracts [Member]
Deferred liability					$ 39,931	$ 42,425	$ 12,610
Power Conversion Technologies Inc [Member] | Exchange Agreement [Member]
Deferred liability				$ 750,000
Product liability contingency, third-Party recovery, percentage				3.00%
Common stock shares issued in round up of reverse stock split, shares			175,000,000
Royalty percentage			1.80%
Number of shares exchanged			35,000